5. GROUP STRUCTURE (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfGroupStructureLineItems [Line Items]
Revenue	$ 110,080	$ 82,008	$ 51,262
Cost of sales	(74,161)	(59,339)	(42,851)
Gross profit	35,919	22,669	8,411
Selling expenses	(6,451)	(4,776)	(4,491)
Administrative expenses	(7,751)	(7,481)	(7,511)
Exploration expenses	(45)	(71)	(199)
Other operating income	6,842	5,608	8,390
Other operating expenses	(7,526)	(3,892)	(3,896)
Operating income (loss)	25,309	13,870	2,005
Gain (Loss) on monetary position	23,696	11,478	5,770
Financial income	3,751	2,333	1,744
Financial expenses	(11,944)	(8,750)	(8,154)
Other financial results	(32,365)	(3,774)	505
Financial results, net	(16,862)	1,287	(135)
Profit (loss) before income tax	8,447	15,157	1,870
Income tax	(658)	985	1,603
Profit (loss) of the year from discontinued operations	3,019	(1,893)	152
Other comprehensive income (loss) items that will not be reclassified to profit or loss
Income tax	41	4	12
Other comprehensive income (loss) Items that may be reclassified to profit or loss
Total comprehensive income (loss) of the year from discontinued operations	11,001	13,818	3,745
Total comprehensive income (loss) of the year from discontinued operations attributable to:
Discontinued operations	2,929	(2,068)	173
Total comprehensive income (loss) of the year attributable to from discontinued operations
Discontinued operations	3,177	(2,352)	322
Oil and gas
DisclosureOfGroupStructureLineItems [Line Items]
Revenue	2,481	9,755	5,159
Cost of sales	(1,233)	(9,468)	(4,077)
Gross profit	1,248	287	1,082
Selling expenses	(72)	(298)	(132)
Administrative expenses	(46)	(208)	(53)
Exploration expenses	(4)	(31)	(86)
Other operating income	54	604	494
Other operating expenses	(231)	(294)	(1,378)
Result from the sale of shareholdings in companies and property, plant and equipment	1,644
Impairment of property, plant and equipment		0
Operating income (loss)	2,593	60	(73)
Gain (Loss) on monetary position	255
Financial income	148	36	80
Financial expenses	(20)	0	(21)
Other financial results	(135)	(375)	(90)
Financial results, net	248	(339)	(31)
Profit (loss) before income tax	2,841	(279)	(104)
Income tax	(973)	(1,049)	(50)
Profit (loss) of the year from discontinued operations	1,868	(1,328)	(154)
Other comprehensive income (loss) items that will not be reclassified to profit or loss
Remeasurements related to defined benefit plans		(11)	(150)
Income tax	(67)	67	46
Reclasification from exchange differences on translation	223
Other comprehensive income (loss) Items that may be reclassified to profit or loss
Exchange differences on translation	156	(606)	221
Other comprehensive income (loss) of the year from discontinued operations	312	(550)	117
Total comprehensive income (loss) of the year from discontinued operations	2,180	(1,878)	(37)
Total comprehensive income (loss) of the year from discontinued operations attributable to:
Owners of the company	1,778	(1,503)	(133)
Non - controlling interest	90	175	(21)
Discontinued operations	1,868	(1,328)	(154)
Total comprehensive income (loss) of the year attributable to from discontinued operations
Owners of the company	2,026	(1,804)	(2)
Non - controlling interest	154	(74)	(35)
Discontinued operations	2,180	(1,878)	(37)
Refining y distribution
DisclosureOfGroupStructureLineItems [Line Items]
Revenue	15,900	27,439	13,759
Cost of sales	(13,606)	(23,313)	(12,547)
Gross profit	2,294	4,126	1,212
Selling expenses	(1,243)	(3,192)	(1,590)
Administrative expenses	(152)	(703)	(48)
Exploration expenses	0	0	0
Other operating income	211	365	964
Other operating expenses	(378)	(484)	(206)
Result from the sale of shareholdings in companies and property, plant and equipment	0
Impairment of property, plant and equipment		(1,040)
Operating income (loss)	732	(928)	332
Gain (Loss) on monetary position	80
Financial income	27	25	13
Financial expenses	(10)	(27)	(19)
Other financial results	824	(20)	(84)
Financial results, net	921	(22)	(90)
Profit (loss) before income tax	1,653	(950)	242
Income tax	(486)	351	(84)
Profit (loss) of the year from discontinued operations	1,167	(599)	158
Other comprehensive income (loss) items that will not be reclassified to profit or loss
Remeasurements related to defined benefit plans		26	29
Income tax	0	(9)	(11)
Reclasification from exchange differences on translation	0
Other comprehensive income (loss) Items that may be reclassified to profit or loss
Exchange differences on translation	0	0	0
Other comprehensive income (loss) of the year from discontinued operations	0	17	18
Total comprehensive income (loss) of the year from discontinued operations	1,167	(582)	176
Total comprehensive income (loss) of the year from discontinued operations attributable to:
Owners of the company	1,167	(599)	158
Non - controlling interest	0	0	0
Discontinued operations	1,167	(599)	158
Total comprehensive income (loss) of the year attributable to from discontinued operations
Owners of the company	1,167	(582)	176
Non - controlling interest	0	0	0
Discontinued operations	1,167	(582)	176
Eliminations
DisclosureOfGroupStructureLineItems [Line Items]
Revenue	(3,388)	(11,177)	(5,926)
Cost of sales	3,419	11,211	6,157
Gross profit	31	34	231
Selling expenses	0	0	0
Administrative expenses	0	0	0
Exploration expenses	0	0	0
Other operating income	0	0	(792)
Other operating expenses	0	0	792
Result from the sale of shareholdings in companies and property, plant and equipment	0
Impairment of property, plant and equipment		0
Operating income (loss)	31	34	231
Gain (Loss) on monetary position	(47)
Financial income	0	0	0
Financial expenses	0	0	0
Other financial results	0	0	0
Financial results, net	(47)	0	0
Profit (loss) before income tax	(16)	34	231
Income tax	0	0	(83)
Profit (loss) of the year from discontinued operations	(16)	34	148
Other comprehensive income (loss) items that will not be reclassified to profit or loss
Remeasurements related to defined benefit plans		0	0
Income tax	0	0	0
Reclasification from exchange differences on translation	0
Other comprehensive income (loss) Items that may be reclassified to profit or loss
Exchange differences on translation	0	0	0
Other comprehensive income (loss) of the year from discontinued operations	0	0	0
Total comprehensive income (loss) of the year from discontinued operations	(16)	34	148
Total comprehensive income (loss) of the year from discontinued operations attributable to:
Owners of the company	(16)	34	148
Non - controlling interest	0	0	0
Discontinued operations	(16)	34	148
Total comprehensive income (loss) of the year attributable to from discontinued operations
Owners of the company	(16)	34	148
Non - controlling interest	0	0	0
Discontinued operations	(16)	34	148
Total
DisclosureOfGroupStructureLineItems [Line Items]
Revenue	14,993	26,017	12,992
Cost of sales	(11,420)	(21,570)	(10,467)
Gross profit	3,573	4,447	2,525
Selling expenses	(1,315)	(3,490)	(1,722)
Administrative expenses	(198)	(911)	(101)
Exploration expenses	(4)	(31)	(86)
Other operating income	265	969	666
Other operating expenses	(609)	(778)	(792)
Result from the sale of shareholdings in companies and property, plant and equipment	1,644
Impairment of property, plant and equipment		(1,040)
Operating income (loss)	3,356	(834)	490
Gain (Loss) on monetary position	288
Financial income	175	61	93
Financial expenses	(30)	(27)	(40)
Other financial results	689	(395)	(174)
Financial results, net	1,122	(361)	(121)
Profit (loss) before income tax	4,478	(1,195)	369
Income tax	(1,459)	(698)	(217)
Profit (loss) of the year from discontinued operations	3,019	(1,893)	152
Other comprehensive income (loss) items that will not be reclassified to profit or loss
Remeasurements related to defined benefit plans		15	(121)
Income tax	(67)	58	35
Reclasification from exchange differences on translation	223
Other comprehensive income (loss) Items that may be reclassified to profit or loss
Exchange differences on translation	156	(606)	221
Other comprehensive income (loss) of the year from discontinued operations	312	(533)	135
Total comprehensive income (loss) of the year from discontinued operations	3,331	(2,426)	287
Total comprehensive income (loss) of the year from discontinued operations attributable to:
Owners of the company	2,929	(2,068)	173
Non - controlling interest	90	175	(21)
Discontinued operations	3,019	(1,893)	152
Total comprehensive income (loss) of the year attributable to from discontinued operations
Owners of the company	3,177	(2,352)	322
Non - controlling interest	154	(74)	(35)
Discontinued operations	$ 3,331	$ (2,426)	$ 287